12. INCOME TAXES: Schedule of Income Tax Reconciliation (Tables)	12 Months Ended
Jan. 31, 2019
Tables/Schedules
Schedule of Income Tax Reconciliation
	2019	2018	2017

Loss before income taxes	$ (283,552)	$ (400,029)	$ (2,438,331)
Canadian statutory income tax rate	27.0%	27.0%	26.0%
Computed “expected” income tax expense	(76,559)	(108,008)	(633,966)

Differences resulting from:
Option based payments	20,365	17,269	540,543
Other items	194	1,739	423
Increase/(decrease) in deferred tax assets not recognized	56,000	89,000	93,000

Provision for income tax expense	$ -	$ -	$ -